                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

Morgan Stanley Global Advantage Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                         10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2005

Date of reporting period: May 31, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL ADVANTAGE FUND PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the year ended May 31, 2005

TOTAL RETURN FOR THE 12 MONTHS ENDED MAY 31, 2005

                                               MORGAN       LIPPER
                                              STANLEY       GLOBAL
                                              CAPITAL       LARGE-
                                        INTERNATIONAL          CAP     LIPPER
                                               (MSCI)         CORE     GLOBAL
                                                WORLD        FUNDS      FUNDS
CLASS A   CLASS B   CLASS C   CLASS D        INDEX(1)   AVERAGE(2)   INDEX(3)
   8.17%     7.36%     7.47%     8.58%          11.35%        8.88%     11.06%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Despite a slowing global economy, global equity markets performed well for the 12 months ended May 31, 2005. While economic expansion continued over the period -- driven largely by the United States and China -- several factors tempered the pace of this growth. In the United States, the Federal Open Market Committee began raising the federal funds target rate during the period at a "measured pace" through a series of 25 basis point increases. This policy contributed to a deceleration of growth, both in the United States and globally. Protracted highs in oil prices further impeded economic expansion.

Although these factors hindered the growth of the U.S. economy to some degree, expansion continued and the U.S. equity markets gained. Unemployment remained historically low, despite the slower than expected job growth. Consumer spending also boosted economic performance as consumer confidence remained solid. In particular, stocks in the energy sector benefited from high oil prices, while the real estate industry also performed particularly well.

The European economy, in contrast, remained weak during the 12 months as a strong euro (which can hurt exports) and high oil prices contributed to falling business confidence and a lack of momentum. Export activity, typically an area of strength in the European economy, also weakened due to slowing demand from China. The domestic economy suffered from a continued weakness in consumer spending.

China's slowing economic growth also rippled across Japan. As in Europe, lackluster consumer spending affected the Japanese economy. Conditions appeared to be improving towards the end of the period, however, as GDP data came in stronger than expected and deflationary pressures continued to moderate.

PERFORMANCE ANALYSIS

Morgan Stanley Global Advantage Fund underperformed the MSCI World Index, the Lipper Global Large-Cap Core Funds Average and the Lipper Global Funds Index for the 12 months ended May 31, 2005, assuming no deduction of applicable sales charges. An underweighted position in the energy sector relative to the MSCI World Index contributed in large part to the Fund's underperformance. Prompted by concerns about the high valuations of energy stocks, we have minimized the Fund's exposure for some time. However, continued high oil prices supported the strong performance in the energy sector during the period.

Stock selection in the gaming and media sectors also detracted from returns, due to company specific events and concerns. In addition, the Fund's exposure to the newspaper industry hindered performance, due to higher costs and falling advertising revenue.

Other positions proved more advantageous during the reporting period, including food, beverage and tobacco stocks. Company specific events translated into gains within the Fund's food and beverage stock position, while tobacco companies were rewarded for their defensive characteristics. A more favorable litigation environment further helped tobacco companies.

The Fund also benefited from stock selection within biotechnology and pharmaceuticals, where a number of holdings exceeded earnings expectations. Stock selection in the software sector also enhanced returns due to the strong operating performance of various holdings, including home accounting and corporate publishing companies.

THERE IS NO GUARANTEE THAT ANY SECURITIES MENTIONED WILL CONTINUE TO PERFORM WELL OR BE HELD BY THE FUND IN THE FUTURE.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD (INCLUDING THE UNITED STATES). THE FUND'S EQUITY SECURITIES MAY INCLUDE COMMON STOCK, PREFERRED STOCK, DEPOSITARY RECEIPTS AND/OR CONVERTIBLE SECURITIES.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

TOP 10 HOLDINGS

GlaxoSmithKline PLC                          2.9%
Citigroup, Inc.                              2.8
General Electric Co.                         2.7
Bank of America Corp.                        1.9
Tyco International Ltd. (Bermuda)            1.8
Target Corp.                                 1.8
Genentech, Inc.                              1.7
Chevron Corp.                                1.7
Total S.A.                                   1.7
Novartis AG (Registered Shares)              1.6

TOP FIVE COUNTRIES

United States                               55.1%
United Kingdom                               8.3
Japan                                        7.1
France                                       5.2
Netherlands                                  4.9

DATA AS OF MAY 31, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE COUNTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, 2004, IS AVAILABLE WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

                 (This page has been left blank intentionally.)

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF $10,000 INVESTMENT

                                                                              LIPPER GLOBAL
            CLASS A++   CLASS B++   CLASS C++   CLASS D++   MSCI WORLD(1)   LARGE-CAP CORE(2)#   LIPPER GLOBAL(3)
25-Feb-98   $   9,475   $  10,000   $  10,000   $  10,000   $      10,000   $           10,000   $         10,000
31-May-98   $   9,826   $  10,350   $  10,350   $  10,380   $      10,521   $           10,561   $         10,695
31-Aug-98   $   8,054   $   8,470   $   8,470   $   8,510   $       9,315   $            9,042   $          9,169
30-Nov-98   $   9,560   $  10,030   $  10,030   $  10,110   $      10,946   $           10,410   $         10,321
28-Feb-99   $   9,794   $  10,260   $  10,258   $  10,363   $      11,416   $           10,845   $         10,658
31-May-99   $  10,318   $  10,792   $  10,810   $  10,926   $      11,903   $           11,260   $         11,185
31-Aug-99   $  10,955   $  11,434   $  11,451   $  11,600   $      12,394   $           11,769   $         11,768
30-Nov-99   $  11,631   $  12,116   $  12,143   $  12,323   $      13,269   $           12,901   $         12,933
29-Feb-00   $  12,640   $  13,139   $  13,166   $  13,399   $      13,554   $           14,454   $         14,663
31-May-00   $  12,097   $  12,557   $  12,584   $  12,836   $      13,522   $           13,884   $         13,854
31-Aug-00   $  13,002   $  13,460   $  13,487   $  13,791   $      14,020   $           14,657   $         14,684
30-Nov-00   $  10,670   $  11,033   $  11,060   $  11,328   $      12,255   $           12,800   $         12,774
28-Feb-01   $   9,777   $  10,091   $  10,108   $  10,387   $      11,618   $           12,186   $         12,387
31-May-01   $   9,452   $   9,735   $   9,752   $  10,043   $      11,501   $           11,938   $         12,241
31-Aug-01   $   8,289   $   8,518   $   8,536   $   8,805   $      10,461   $           10,720   $         11,141
30-Nov-01   $   8,017   $   8,231   $   8,249   $   8,529   $      10,293   $           10,505   $         10,917
28-Feb-02   $   7,941   $   8,139   $   8,146   $   8,461   $       9,954   $           10,241   $         10,677
31-May-02   $   7,778   $   7,955   $   7,974   $   8,289   $      10,056   $           10,389   $         10,936
31-Aug-02   $   6,638   $   6,762   $   6,780   $   7,073   $       8,662   $            8,928   $          9,433
30-Nov-02   $   6,714   $   6,830   $   6,849   $   7,154   $       8,721   $            8,960   $          9,420
28-Feb-03   $   5,986   $   6,084   $   6,092   $   6,386   $       7,904   $            8,049   $          8,506
31-May-03   $   6,866   $   6,957   $   6,975   $   7,326   $       9,064   $            9,199   $          9,697
31-Aug-03   $   7,431   $   7,519   $   7,538   $   7,933   $       9,608   $            9,800   $         10,359
30-Nov-03   $   7,865   $   7,944   $   7,962   $   8,403   $      10,393   $           10,483   $         11,213
29-Feb-04   $   8,593   $   8,667   $   8,696   $   9,194   $      11,409   $           11,458   $         12,398
31-May-04   $   8,376   $   8,426   $   8,444   $   8,954   $      11,203   $           11,099   $         12,066
31-Aug-04   $   8,126   $   8,162   $   8,180   $   8,701   $      11,108   $           10,877   $         11,818
30-Nov-04   $   8,919   $   8,943   $   8,972   $   9,561   $      12,204   $           11,902   $         13,116
28-Feb-05   $   9,267   $   9,275   $   9,304   $   9,940   $      12,777   $           12,454   $         13,765
31-May-05   $   9,060   $   9,046   $   9,075   $   9,722   $      12,474   $           12,098   $         13,401

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2005

                   CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                  (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)
SYMBOL                       GADAX                 GADBX                 GADCX                 GADDX
1 YEAR                        8.17%(4)              7.36%(4)              7.47%(4)              8.58%(4)
                              2.49(5)               2.36(5)               6.47(5)                 --
5 YEARS                      (5.62)(4)             (6.35)(4)             (6.33)(4)             (5.41)(4)
                             (6.63)(5)             (6.68)(5)             (6.33)(5)                --
SINCE INCEPTION              (0.61)(4)             (1.37)(4)             (1.33)(4)             (0.39)(4)
                             (1.35)(5)             (1.37)(5)             (1.33)(5)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.
(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(2) THE LIPPER GLOBAL LARGE-CAP CORE FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER GLOBAL LARGE-CAP CORE FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. LIPPER INTRODUCED NEW CLASSIFICATIONS IN JUNE 2004 THAT CATEGORIZE INTERNATIONAL AND GLOBAL FUNDS BASED ON THE SIZE AND STYLE OF THE ACTUAL STOCKS IN THEIR PORTFOLIO, RATHER THAN ON STATED OBJECTIVES. THE FUND IS IN THE LIPPER GLOBAL LARGE-CAP CORE FUNDS CLASSIFICATION AS OF 05/31/2005.
(3) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.
(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON MAY 31, 2005.
#    FOR THE PERIOD 2/27/1998 THROUGH 5/31/2005.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/04 - 05/31/05.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                                      BEGINNING         ENDING      DURING PERIOD *
                                                    ACCOUNT VALUE   ACCOUNT VALUE   ---------------
                                                    -------------   -------------      12/01/04 -
                                                       12/01/04        05/31/05         05/31/05
                                                    -------------   -------------   ---------------
CLASS A
Actual (1.58% return)                               $    1,000.00   $    1,015.80   $          6.23
Hypothetical (5% annual return before expenses)     $    1,000.00   $    1,018.75   $          6.24

CLASS B
Actual (1.16% return)                               $    1,000.00   $    1,011.60   $          9.98
Hypothetical (5% annual return before expenses)     $    1,000.00   $    1,015.01   $         10.00

CLASS C
Actual (1.15% return)                               $    1,000.00   $    1,011.50   $          9.98
Hypothetical (5% annual return before expenses)     $    1,000.00   $    1,015.01   $         10.00

CLASS D
Actual (1.68% return)                               $    1,000.00   $    1,016.80   $          4.98
Hypothetical (5% annual return before expenses)     $    1,000.00   $    1,020.00   $          4.98

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.24%, 1.99%, 1.99% AND 0.99% RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board of Trustees of the Fund (the "Board") reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement and the Sub-Advisor (an affiliated company of the Investment Adviser) under the Sub-Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities. (For purposes of this Investment Advisory Agreement Approval section, the Investment Adviser, the Sub-Advisor and the Administrator are referred to, collectively, as the "Adviser" and the Investment Advisory, the Sub-Advisory and Administration Agreements are referred to, collectively, as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the Fund's performance for one-, three- and five-year periods ended November 30, 2004, as shown in reports provided by Lipper (the "Lipper Reports"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"), and noted that the Fund's performance was lower than its performance peer group average for all three periods. The Board discussed with the Adviser possible steps to improve performance. The Adviser informed the Board that, in order to try to improve performance, it made a strategy change in managing the Fund's portfolio, implemented a new collaborative portfolio management team approach and hired additional research analysts, whose names and areas of research experience were provided to the Board. The Board concluded that the actions taken by the Adviser were appropriate and acceptable.

FEES RELATIVE TO OTHER FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") paid by the Fund under the Management Agreement. The Board noted that the rate was comparable to the management fee rates charged by the Adviser to any other funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and the total expense ratio of the Fund. The Board noted that: (i) the Fund's management fee rate was lower than the average management fee rate for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report for this Fund; and (ii) the Fund's total expense ratio was also lower than the average total expense ratio of the funds included in the Fund's expense peer group. The Board concluded that the management fee and total expenses were competitive compared to those of the Fund's expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes a breakpoint. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered and reviewed information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last two years from their relationship with the Fund and the Morgan Stanley Fund Complex and reviewed with the Controller of the Adviser the cost allocation methodology used to determine the Adviser's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Adviser and its affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and its affiliates from their relationship with the Fund and the Fund Complex, such as "float" benefits derived from handling of checks for purchases and redemptions of Fund shares through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser, through a joint venture, receives revenue in connection with trading done on behalf of the Fund through an electronic trading system network ("ECN"). The Board concluded that the float benefits and the above-referenced ECN-related revenue were relatively small and that the 12b-1 fees were competitive with those of other broker-dealer affiliates of investment advisers of mutual funds.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2005

 NUMBER OF
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
              COMMON STOCKS (98.3%)

              BERMUDA (3.0%)
              INDUSTRIAL CONGLOMERATES
    204,650   Tyco International Ltd.                                              $    5,920,524
                                                                                   --------------
              SEMICONDUCTORS
     94,317   Marvell Technology
               Group Ltd.*                                                              3,863,224
                                                                                   --------------
              TOTAL BERMUDA                                                             9,783,748
                                                                                   --------------
              CAYMAN ISLANDS (0.8%)
              PROPERTY - CASUALTY INSURERS
     57,308   ACE Ltd.                                                                  2,476,852
                                                                                   --------------
              FINLAND (a) (0.7%)
              TELECOMMUNICATION EQUIPMENT
    131,363   Nokia Oyj                                                                 2,214,253
                                                                                   --------------
              FRANCE (a) (5.2%)
              ELECTRICAL PRODUCTS
     48,455   Schneider Electric S.A.                                                   3,563,278
                                                                                   --------------
              INTEGRATED OIL
     25,334   Total S.A.                                                                5,599,082
                                                                                   --------------
              MAJOR BANKS
     49,889   BNP Paribas S.A.                                                          3,353,762
                                                                                   --------------
              MAJOR TELECOMMUNICATIONS
    158,986   France Telecom S.A.*                                                      4,493,945
                                                                                   --------------
              TOTAL FRANCE                                                             17,010,067
                                                                                   --------------
              GERMANY (a) (2.6%)
              MAJOR TELECOMMUNICATIONS
    129,287   Deutsche Telekom AG
               (Registered Shares)                                                      2,402,358
                                                                                   --------------
              MOTOR VEHICLES
     59,215   Bayerische Motoren Werke
               (BMW) AG                                                                 2,564,273
                                                                                   --------------
              MULTI-LINE INSURANCE
     30,877   Allianz AG (Registered
               Shares)                                                                  3,636,616
                                                                                   --------------
              TOTAL GERMANY                                                             8,603,247
                                                                                   --------------
              HONG KONG (a) (1.0%)
              REAL ESTATE DEVELOPMENT
    345,000   Sun Hung Kai Properties Ltd.                                         $    3,282,603
                                                                                   --------------
              ITALY (a) (1.6%)
              INTEGRATED OIL
    110,570   ENI SpA                                                                   2,834,161
                                                                                   --------------
              MAJOR BANKS
    487,142   UniCredito Italiano SpA                                                   2,519,249
                                                                                   --------------
              TOTAL ITALY                                                               5,353,410
                                                                                   --------------
              JAPAN (a) (7.1%)
              CHEMICALS: SPECIALTY
     76,900   Shin-Etsu Chemical Co., Ltd.                                              2,836,345
    982,000   Sumitomo Chemical Co., Ltd.                                               4,596,945
                                                                                   --------------
                                                                                        7,433,290
                                                                                   --------------
              ELECTRIC UTILITIES
    109,500   Tokyo Electric Power Co., Inc.                                            2,565,443
                                                                                   --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
     39,500   Canon, Inc.                                                               2,136,588
                                                                                   --------------
              MAJOR BANKS
    249,000   Joyo Bank, Ltd. (The)                                                     1,265,121
    527,000   Sumitomo Trust & Banking
               Co., Ltd. (The)                                                          3,122,788
                                                                                   --------------
                                                                                        4,387,909
                                                                                   --------------
              MOTOR VEHICLES
    113,000   Toyota Motor Corp.                                                        4,003,581
                                                                                   --------------
              PHARMACEUTICALS: MAJOR
     58,600   Takeda Pharmaceutical
               Co., Ltd.                                                                2,818,327
                                                                                   --------------
              TOTAL JAPAN                                                              23,345,138
                                                                                   --------------
              NETHERLANDS (a) (4.9%)
              AIR FREIGHT/COURIERS
    136,671   TNT NV                                                                    3,498,475
                                                                                   --------------
              FOOD: SPECIALTY/CANDY
     81,061   Royal Numico NV*                                                          3,232,426
                                                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
              INTEGRATED OIL
     88,415   Royal Dutch Petroleum Co.                                            $    5,146,578
                                                                                   --------------
              MAJOR TELECOMMUNICATIONS
    184,131   Koninklijke (Royal) KPN NV                                                1,460,833
                                                                                   --------------
              PUBLISHING: BOOKS/MAGAZINES
    149,359   Wolters Kluwer NV
               (Share Certificates)                                                     2,620,710
                                                                                   --------------
              TOTAL NETHERLANDS                                                        15,959,022
                                                                                   --------------
              SOUTH KOREA (1.0%)
              WIRELESS TELECOMMUNICATIONS
    163,038   SK Telecom Co., Ltd. (ADR)                                                3,410,755
                                                                                   --------------
              SPAIN (a) (1.6%)
              MAJOR BANKS
    194,001   Banco Bilbao Vizcaya
               Argentaria, S.A.                                                         3,041,184
                                                                                   --------------
              TOBACCO
     54,583   Altadis, S.A.                                                             2,237,426
                                                                                   --------------
              TOTAL SPAIN                                                               5,278,610
                                                                                   --------------
              SWEDEN (a) (2.3%)
              INDUSTRIAL MACHINERY
    116,556   Sandvik AB                                                                4,591,012
                                                                                   --------------
              MAJOR BANKS
    124,626   ForeningsSparbanken AB                                                    2,862,563
                                                                                   --------------
              TOTAL SWEDEN                                                              7,453,575
                                                                                   --------------
              SWITZERLAND (a) (3.1%)
              FINANCIAL CONGLOMERATES
     63,354   UBS AG (Registered Shares)                                                4,884,609
                                                                                   --------------
              PHARMACEUTICALS: MAJOR
    110,333   Novartis AG
               (Registered Shares)                                                      5,384,239
                                                                                   --------------
              TOTAL SWITZERLAND                                                        10,268,848
                                                                                   --------------
              UNITED KINGDOM (a) (8.3%)
              FOOD RETAIL
    357,080   Morrison (W.M.)
               Supermarkets PLC                                                         1,225,515
                                                                                   --------------
              FOOD: SPECIALTY/CANDY
    339,857   Cadbury Schweppes PLC                                                $    3,306,482
                                                                                   --------------
              HOTELS/RESORTS/CRUISELINES
     65,976   Carnival PLC                                                              3,625,407
                                                                                   --------------
              MAJOR BANKS
     62,955   HSBC Holdings PLC                                                           996,648
    144,070   Royal Bank of Scotland
               Group PLC                                                                4,227,838
                                                                                   --------------
                                                                                        5,224,486
                                                                                   --------------
              PHARMACEUTICALS: MAJOR
    380,708   GlaxoSmithKline PLC                                                       9,397,770
                                                                                   --------------
              WIRELESS TELECOMMUNICATIONS
  1,782,032   Vodafone Group PLC                                                        4,488,319
                                                                                   --------------
              TOTAL UNITED KINGDOM                                                     27,267,979
                                                                                   --------------
              UNITED STATES (55.1%)
              ADVERTISING/MARKETING SERVICES
    177,791   Interpublic Group of
               Companies, Inc. (The)*                                                   2,193,941
                                                                                   --------------
              ALUMINUM
    117,375   Alcoa, Inc.                                                               3,180,863
                                                                                   --------------
              BIOTECHNOLOGY
     51,216   Amgen Inc.*                                                               3,205,097
     71,432   Genentech, Inc.*                                                          5,660,986
                                                                                   --------------
                                                                                        8,866,083
                                                                                   --------------
              CASINO/GAMING
    136,948   GTECH Holdings Corp.                                                      3,867,412
    178,295   International Game Technology                                             5,024,353
     53,039   Las Vegas Sands Corp.*                                                    1,923,194
                                                                                   --------------
                                                                                       10,814,959
                                                                                   --------------
              COMPUTER COMMUNICATIONS
    186,466   Cisco Systems, Inc.*                                                      3,613,711
                                                                                   --------------
              COMPUTER PROCESSING HARDWARE
     90,355   Dell, Inc.*                                                               3,604,261
                                                                                   --------------
              CONTRACT DRILLING
     20,940   GlobalSantaFe Corp.                                                         767,242
                                                                                   --------------
              DISCOUNT STORES
    109,051   Target Corp.                                                              5,856,039
                                                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
              ELECTRIC UTILITIES
    124,089   American Electric Power
               Co., Inc.                                                           $    4,428,736
                                                                                   --------------
              ELECTRONIC EQUIPMENT/
              INSTRUMENTS
    157,300   Xerox Corp.*                                                              2,134,561
                                                                                   --------------
              FINANCE/RENTAL/LEASING
     26,790   Capital One Financial Corp.                                               2,019,966
     63,196   Freddie Mac                                                               4,110,268
                                                                                   --------------
                                                                                        6,130,234
                                                                                   --------------
              FINANCIAL CONGLOMERATES
    196,534   Citigroup, Inc.                                                           9,258,717
     57,412   State Street Corp.                                                        2,755,776
                                                                                   --------------
                                                                                       12,014,493
                                                                                   --------------
              FOOD: MAJOR DIVERSIFIED
     65,501   General Mills, Inc.                                                       3,242,300
                                                                                   --------------
              HOME IMPROVEMENT CHAINS
     69,399   Lowe's Companies, Inc.                                                    3,970,317
                                                                                   --------------
              HOUSEHOLD/PERSONAL CARE
     65,305   Avon Products, Inc.                                                       2,595,221
                                                                                   --------------
              INDUSTRIAL CONGLOMERATES
    241,623   General Electric Co.                                                      8,814,407
                                                                                   --------------
              INFORMATION TECHNOLOGY
              SERVICES
     19,229   Cognizant Technology
               Solutions Corp. (Class A)*                                                 922,992
     17,044   International Business
               Machines Corp.                                                           1,287,674
                                                                                   --------------
                                                                                        2,210,666
                                                                                   --------------
              INSURANCE BROKERS/SERVICES
     62,411   Marsh & McLennan
               Companies, Inc.                                                          1,812,415
                                                                                   --------------
              INTEGRATED OIL
    104,926   Chevron Corp.                                                             5,642,920
                                                                                   --------------
              INVESTMENT BANKS/BROKERS
     73,682   Merrill Lynch & Co., Inc.                                                 3,997,985
    237,322   Schwab (Charles) Corp. (The)                                              2,691,231
                                                                                   --------------
                                                                                        6,689,216
                                                                                   --------------
              INVESTMENT MANAGERS
     26,497   Franklin Resources, Inc.                                             $    1,911,494
                                                                                   --------------
              MAJOR BANKS
    137,183   Bank of America Corp.                                                     6,354,317
     69,084   Huntington Bancshares, Inc.                                               1,611,039
                                                                                   --------------
                                                                                        7,965,356
                                                                                   --------------
              MAJOR TELECOMMUNICATIONS
     72,528   Sprint Corp. (Fon Group)                                                  1,718,188
     23,638   Verizon Communications Inc.                                                 836,312
                                                                                   --------------
                                                                                        2,554,500
                                                                                   --------------
              MANAGED HEALTH CARE
     65,311   Aetna, Inc.                                                               5,094,911
                                                                                   --------------
              MEDIA CONGLOMERATES
    152,131   News Corp Inc. (Class A)                                                  2,453,873
                                                                                   --------------
              MULTI-LINE INSURANCE
     25,913   American International
               Group, Inc.                                                              1,439,467
                                                                                   --------------
              OIL & GAS PRODUCTION
      7,366   Kerr-McGee Corp.                                                            544,053
                                                                                   --------------
              OILFIELD SERVICES/EQUIPMENT
     32,343   BJ Services Co.                                                           1,628,470
                                                                                   --------------
              OTHER CONSUMER SERVICES
     76,402   Coinstar, Inc.*                                                           1,447,054
     64,063   eBay, Inc.*                                                               2,435,035
                                                                                   --------------
                                                                                        3,882,089
                                                                                   --------------
              PACKAGED SOFTWARE
     32,970   Mercury Interactive Corp.*                                                1,487,606
    198,597   Microsoft Corp.                                                           5,123,803
     91,422   Symantec Corp.*                                                           2,067,051
                                                                                   --------------
                                                                                        8,678,460
                                                                                   --------------
              PHARMACEUTICALS: MAJOR
     50,870   Johnson & Johnson                                                         3,413,377
     62,816   Lilly (Eli) & Co.                                                         3,662,173
    133,264   Pfizer, Inc.                                                              3,718,066
    234,288   Schering-Plough Corp.                                                     4,568,616
                                                                                   --------------
                                                                                       15,362,232
                                                                                   --------------
              PROPERTY - CASUALTY INSURERS
     57,308   Allstate Corp. (The)                                                      3,335,326
                                                                                   --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                                VALUE
-------------------------------------------------------------------------------------------------
              PULP & PAPER
     78,915   Georgia-Pacific Corp.                                                $    2,615,243
                                                                                   --------------
              REGIONAL BANKS
    114,636   U.S. Bancorp                                                              3,362,274
                                                                                   --------------
              RESTAURANTS
     57,877   Outback Steakhouse, Inc.                                                  2,561,057
                                                                                   --------------
              SEMICONDUCTORS
    148,900   Intel Corp.                                                               4,009,877
     40,517   Microchip Technology Inc.                                                 1,200,924
                                                                                   --------------
                                                                                        5,210,801
                                                                                   --------------
              SPECIALTY STORES
     92,180   PETsMART, Inc.                                                            2,928,559
                                                                                   --------------
              TELECOMMUNICATION EQUIPMENT
    130,382   Corning Inc.*                                                             2,044,390
    108,522   QUALCOMM, Inc.                                                            4,043,530
                                                                                   --------------
                                                                                        6,087,920
                                                                                   --------------
              TOBACCO
     66,280   Altria Group, Inc.                                                        4,450,039
                                                                                   --------------
              TOTAL UNITED STATES                                                     180,648,709
                                                                                   --------------
              TOTAL COMMON STOCKS
               (COST $308,396,573)                                                    322,356,816
                                                                                   --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
-----------
              SHORT-TERM INVESTMENT (1.1%)
              REPURCHASE AGREEMENT
$     3,506   Joint repurchase agreement
               account 3.04% due
               06/01/05 (dated 05/31/05;
               proceeds $3,506,296) (b)
               (COST $3,506,000)                                                        3,506,000
                                                                                   --------------
TOTAL INVESTMENTS
 (COST $311,902,573) (c) (d)                                                99.4%     325,862,816
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                                 0.6        2,004,065
                                                                           -----   --------------
NET ASSETS                                                                 100.0%  $  327,866,881
                                                                           =====   ==============

----------
    ADR  AMERICAN DEPOSITARY RECEIPT.
     *   NON-INCOME PRODUCING SECURITY.
    (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $126,036,752 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER
         PROCEDURES ESTABLISHED BY AND UNDER GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
    (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $32,100,262, IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
    (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $311,937,510. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $27,915,361 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $13,990,055, RESULTING IN NET UNREALIZED APPRECIATION OF $13,925,306.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT MAY 31, 2005

                                                   UNREALIZED
   CONTRACTS        IN EXCHANGE      DELIVERY     APPRECIATION
  TO DELIVER            FOR            DATE      (DEPRECIATION)
---------------------------------------------------------------
$    6,664,175    GBP   3,500,000    08/04/05    $     (323,342)
$    6,648,737    AUD   8,550,000    08/04/05          (216,856)
$    3,354,450    JPY 350,000,000    08/04/05          (110,656)
EUR  2,581,643    JPY 350,000,000    08/04/05            59,768
$    9,904,563    CAD  12,350,000    08/04/05           (50,185)
SEK 22,000,000    GBP   1,647,975    08/04/05            23,044
                                                 --------------
     Net unrealized depreciation                 $     (618,227)
                                                 ==============

CURRENCY ABBREVIATIONS:

AUD    Australian Dollar.
GBP    British Pound.
CAD    Canadian Dollar.
EUR    Euro.
JPY    Japanese Yen.
SEK    Swedish Krona.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
SUMMARY OF INVESTMENTS - MAY 31, 2005

                                                                        PERCENT OF
INDUSTRY                                                 VALUE          NET ASSETS
------------------------------------------------------------------------------------
Pharmaceuticals: Major                               $   32,962,568             10.1%
Major Banks                                              29,354,509              8.9
Integrated Oil                                           19,222,741              5.9
Financial Conglomerates                                  16,899,102              5.2
Industrial Conglomerates                                 14,734,931              4.5
Major Telecommunications                                 10,911,636              3.3
Casino/Gaming                                            10,814,959              3.3
Semiconductors                                            9,074,025              2.8
Biotechnology                                             8,866,083              2.7
Packaged Software                                         8,678,460              2.6
Telecommunication
 Equipment                                                8,302,173              2.5
Wireless
 Telecommunications                                       7,899,074              2.4
Chemicals: Specialty                                      7,433,290              2.3
Electric Utilities                                        6,994,179              2.1
Investment Banks/
 Brokers                                                  6,689,216              2.0
Tobacco                                                   6,687,465              2.0
Motor Vehicles                                            6,567,854              2.0
Food: Specialty/Candy                                     6,538,908              2.0
Finance/Rental/Leasing                                    6,130,234              1.9
Discount Stores                                           5,856,039              1.8
Property - Casualty
 Insurers                                                 5,812,178              1.8
Managed Health Care                                       5,094,911              1.5
Multi-Line Insurance                                      5,076,083              1.5
Industrial Machinery                                      4,591,012              1.4
Electronic Equipment/
 Instruments                                              4,271,149              1.3
Home Improvement
 Chains                                                   3,970,317              1.2
Other Consumer Services                                   3,882,089              1.2
Hotels/Resorts/
 Cruiselines                                              3,625,407              1.1
Computer
 Communications                                           3,613,711              1.1
Computer Processing
 Hardware                                                 3,604,261              1.1
Electrical Products                                       3,563,278              1.1
Repurchase
 Agreement                                           $    3,506,000              1.1%
Air Freight/Couriers                                      3,498,475              1.1
Regional Banks                                            3,362,274              1.0
Real Estate Development                                   3,282,603              1.0
Food: Major Diversified                                   3,242,300              1.0
Aluminum                                                  3,180,863              1.0
Specialty Stores                                          2,928,559              0.9
Publishing: Books/
 Magazines                                                2,620,710              0.8
Pulp & Paper                                              2,615,243              0.8
Household/Personal Care                                   2,595,221              0.8
Restaurants                                               2,561,057              0.8
Media Conglomerates                                       2,453,873              0.7
Information Technology
 Services                                                 2,210,666              0.7
Advertising/Marketing
 Services                                                 2,193,941              0.7
Investment Managers                                       1,911,494              0.6
Insurance Brokers/
 Services                                                 1,812,415              0.5
Oilfield Services/
 Equipment                                                1,628,470              0.5
Food Retail                                               1,225,515              0.4
Contract Drilling                                           767,242              0.2
Oil & Gas Production                                        544,053              0.2
                                                     --------------   --------------
                                                     $  325,862,816*            99.4%
                                                     ==============   ==============

                                                                        PERCENT OF
TYPE OF INVESTMENT                                       VALUE          NET ASSETS
------------------------------------------------------------------------------------
Common Stocks                                        $  322,356,816             98.3%
Short-Term Investment                                     3,506,000              1.1
                                                     --------------   --------------
                                                     $  325,862,816*            99.4%
                                                     ==============   ==============

----------
    * DOES NOT INCLUDE OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH NET UNREALIZED DEPRECIATION OF $618,227.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2005

ASSETS:
Investments in securities, at value (cost $311,902,573)                            $  325,862,816
Unrealized appreciation on forward foreign currency contracts                              82,812
Cash (including foreign currency value at $1,491,707 with a cost of $1,521,171)         1,492,392
Receivable for:
  Investments sold                                                                      1,148,583
  Dividends                                                                               732,424
  Foreign withholding taxes reclaimed                                                     160,634
  Shares of beneficial interest sold                                                        4,853
Prepaid expenses and other assets                                                          33,285
                                                                                   --------------
    TOTAL ASSETS                                                                      329,517,799
                                                                                   --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                        701,039
Payable for:
  Shares of beneficial interest redeemed                                                  406,760
  Distribution fee                                                                        270,473
  Investment advisory fee                                                                 165,331
  Administration fee                                                                       23,204
Accrued expenses and other payables                                                        84,111
                                                                                   --------------
    TOTAL LIABILITIES                                                                   1,650,918
                                                                                   --------------
    NET ASSETS                                                                     $  327,866,881
                                                                                   ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                    $  674,522,729
Net unrealized appreciation                                                            13,303,280
Accumulated net investment loss                                                          (329,039)
Accumulated net realized loss                                                        (359,630,089)
                                                                                   --------------
    NET ASSETS                                                                     $  327,866,881
                                                                                   ==============
CLASS A SHARES:
Net Assets                                                                         $   28,357,188
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               3,399,987
    NET ASSET VALUE PER SHARE                                                      $         8.34
                                                                                   ==============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                                $         8.80
                                                                                   ==============
CLASS B SHARES:
Net Assets                                                                         $  271,463,405
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                              34,444,542
    NET ASSET VALUE PER SHARE                                                      $         7.88
                                                                                   ==============
CLASS C SHARES:
Net Assets                                                                         $   27,155,212
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                               3,434,666
    NET ASSET VALUE PER SHARE                                                      $         7.91
                                                                                   ==============
CLASS D SHARES:
Net Assets                                                                         $      891,076
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                                 105,119
    NET ASSET VALUE PER SHARE                                                      $         8.48
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MAY 31, 2005

NET INVESTMENT LOSS:
INCOME
Dividends (net of $404,631 foreign withholding tax)                                $    6,483,652
Interest                                                                                   48,590
                                                                                   --------------
    TOTAL INCOME                                                                        6,532,242
                                                                                   --------------
EXPENSES
Distribution fee (Class A shares)                                                          50,613
Distribution fee (Class B shares)                                                       3,226,536
Distribution fee (Class C shares)                                                         297,504
Investment advisory fee                                                                 2,257,650
Transfer agent fees and expenses                                                        1,007,515
Administration fee                                                                        168,172
Shareholder reports and notices                                                           103,688
Custodian fees                                                                             91,741
Professional fees                                                                          63,127
Registration fees                                                                          48,063
Trustees' fees and expenses                                                                 5,004
Other                                                                                      36,563
                                                                                   --------------
    TOTAL EXPENSES                                                                      7,356,176
                                                                                   --------------
    NET INVESTMENT LOSS                                                                  (823,934)
                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                                            30,647,378
Foreign exchange transactions                                                          (1,368,104)
                                                                                   --------------
    NET REALIZED GAIN                                                                  29,279,274
                                                                                   --------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                            (1,222,770)
Translation of forward foreign currency contracts, other assets and liabilities
  denominated in foreign currencies                                                      (273,362)
                                                                                   --------------
    NET DEPRECIATION                                                                   (1,496,132)
                                                                                   --------------
    NET GAIN                                                                           27,783,142
                                                                                   --------------
NET INCREASE                                                                       $   26,959,208
                                                                                   ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                     FOR THE YEAR      FOR THE YEAR
                                                                         ENDED             ENDED
                                                                     MAY 31, 2005      MAY 31, 2004
                                                                    --------------    --------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss                                                 $     (823,934)   $   (1,272,343)
Net realized gain                                                       29,279,274        83,861,999
Net change in unrealized appreciation                                   (1,496,132)        4,413,567
                                                                    --------------    --------------

    NET INCREASE                                                        26,959,208        87,003,223

Net decrease from transactions in shares of beneficial interest       (118,966,538)     (105,929,962)
                                                                    --------------    --------------

    NET DECREASE                                                       (92,007,330)      (18,926,739)

NET ASSETS:
Beginning of period                                                    419,874,211       438,800,950
                                                                    --------------    --------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $329,039 AND
$888,732, RESPECTIVELY)                                             $  327,866,881    $  419,874,211
                                                                    ==============    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Investment Management Limited (the "Sub-Advisor"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Effective November 1, 2004, pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $1.5 billion and 0.545% to the portion of daily net assets exceeding $1.5 billion.

Effective November 1, 2004, pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Advisor, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Prior to November 1, 2004, the Fund had retained the Investment Adviser to provide administrative services and to manage the investment of the Fund's assets pursuant to an investment management agreement pursuant to which the Fund paid the Investment Adviser a monthly management fee accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Adviser, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Advisor compensation of $903,060 for the year ended May 31, 2005.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $51,450,736 at May 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended May 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended May 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $188,826 and $708, respectively and received $6,489 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended May 31, 2005 aggregated $342,729,336 and $466,202,617, respectively. Included in the aforementioned transactions is a sale with a Morgan Stanley fund of $1,420,594, including a realized loss of $54,603.

At May 31, 2005, Morgan Stanley Fund of Funds -- Domestic Portfolio, an affiliate of the Investment Adviser, Administrator, Distributor, and Sub-Advisor owned 47,150 Class D shares of beneficial interest.

For the year ended May 31, 2005, the Fund incurred brokerage commissions of $1,061 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Distributor and Sub-Advisor, is the Fund's transfer agent. At May 31, 2005, the Fund had transfer agent fees and expenses payable of approximately $10,000.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                 FOR THE YEAR                          FOR THE YEAR
                                                    ENDED                                 ENDED
                                                 MAY 31, 2005                          MAY 31, 2004
                                      ----------------------------------    ----------------------------------
                                           SHARES             AMOUNT             SHARES             AMOUNT
                                      ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                           40,364    $       321,988          1,487,063    $     9,879,783
Conversion from Class B                     1,498,335         12,259,961                 --                 --
Redeemed                                     (860,177)        (6,928,094)        (2,062,347)       (14,095,934)
                                      ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class A            678,522          5,653,855           (575,284)        (4,216,151)
                                      ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                          391,726          2,989,384            798,135          5,610,459
Conversion to Class A                      (1,585,555)       (12,259,961)                --                 --
Redeemed                                  (14,282,304)      (108,585,820)       (14,320,625)       (99,788,018)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                   (15,476,133)      (117,856,397)       (13,522,490)       (94,177,559)
                                      ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                           47,063            359,506             55,517            388,157
Redeemed                                     (988,974)        (7,559,773)        (1,116,352)        (7,794,489)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                      (941,911)        (7,200,267)        (1,060,835)        (7,406,332)
                                      ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                           72,985            618,508              9,855             76,530
Redeemed                                      (21,939)          (182,237)           (26,864)          (206,450)
                                      ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D             51,046            436,271            (17,009)          (129,920)
                                      ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                      (15,688,476)   $  (118,966,538)       (15,175,618)   $  (105,929,962)
                                      ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the tax-basis components of accumulated losses were as follows:

Net accumulated earnings                                 --
Capital loss carryforward*                  $  (359,595,147)
Post-October losses                                (946,926)
Temporary differences                                  (345)
Net unrealized appreciation                      13,886,570
                                            ---------------
Total accumulated losses                    $  (346,655,848)
                                            ===============

*During the year ended May 31, 2005, the Fund utilized $30,593,535 of its net capital loss carryforward. As of May 31, 2005, the Fund had a net capital loss carryforward of $359,595,147 of which $208,285,520 will expire on May 31, 2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and mark-to-market of open forward foreign currency exchange contracts and permanent book/tax differences attributable to a net operating loss and foreign currency losses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,751,731, accumulated net investment loss was credited $1,383,627, and accumulated net realized loss was credited $1,368,104.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 10, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                           FOR THE YEAR ENDED MAY 31,
                                                 ------------------------------------------------------------------------------
                                                     2005            2004            2003             2002             2001
                                                 ------------    ------------    ------------     ------------     ------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       7.71    $       6.32    $       7.16     $       8.70     $      12.71
                                                 ------------    ------------    ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                                0.05            0.03            0.03             0.01             0.00
  Net realized and unrealized gain (loss)                0.58            1.36           (0.87)           (1.55)           (2.61)
                                                 ------------    ------------    ------------     ------------     ------------
Total income (loss) from investment operations           0.63            1.39           (0.84)           (1.54)           (2.61)
                                                 ------------    ------------    ------------     ------------     ------------

Less distributions from net realized gain                  --              --              --               --            (1.40)
                                                 ------------    ------------    ------------     ------------     ------------

Net asset value, end of period                   $       8.34    $       7.71    $       6.32     $       7.16     $       8.70
                                                 ============    ============    ============     ============     ============

TOTAL RETURN+                                            8.17%          21.99%         (11.73)%         (17.70)%         (21.87)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 1.26%           1.26%           1.31%            1.17%            1.05%
Net investment income                                    0.49%           0.44%           0.48%            0.09%            0.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $     28,357    $     20,969    $     20,824     $     30,094     $     58,478
Portfolio turnover rate                                    93%            111%            135%              50%              51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            FOR THE YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------------------
                                                     2005             2004             2003             2002             2001
                                                 ------------     ------------     ------------     ------------     ------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       7.34     $       6.06     $       6.93     $       8.48     $      12.52
                                                 ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment loss++                                 (0.02)           (0.02)           (0.02)           (0.05)           (0.08)
  Net realized and unrealized gain (loss)                0.56             1.30            (0.85)           (1.50)           (2.56)
                                                 ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment
 operations                                              0.54             1.28            (0.87)           (1.55)           (2.64)
                                                 ------------     ------------     ------------     ------------     ------------

Less distributions from net realized gain                  --               --               --               --            (1.40)
                                                 ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                   $       7.88     $       7.34     $       6.06     $       6.93     $       8.48
                                                 ============     ============     ============     ============     ============

TOTAL RETURN+                                            7.36%           21.12%          (12.55)%         (18.28)%         (22.48)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 2.01%            2.02%            2.07%            1.93%            1.82%
Net investment loss                                     (0.26)%          (0.32)%          (0.28)%          (0.67)%          (0.75)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $    271,463     $    366,269     $    384,467     $    609,319     $  1,082,667
Portfolio turnover rate                                    93%             111%             135%              50%              51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                            FOR THE YEAR ENDED MAY 31,
                                                 --------------------------------------------------------------------------------
                                                     2005             2004             2003             2002             2001
                                                 ------------     ------------     ------------     ------------     ------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       7.36     $       6.08     $       6.95     $       8.50     $      12.55
                                                 ------------     ------------     ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment loss++                                 (0.02)           (0.02)           (0.02)           (0.05)           (0.08)
  Net realized and unrealized gain (loss)                0.57             1.30            (0.85)           (1.50)           (2.57)
                                                 ------------     ------------     ------------     ------------     ------------
Total income (loss) from investment operations           0.55             1.28            (0.87)           (1.55)           (2.65)
                                                 ------------     ------------     ------------     ------------     ------------

Less distributions from net realized gain                  --               --               --               --            (1.40)
                                                 ------------     ------------     ------------     ------------     ------------

Net asset value, end of period                   $       7.91     $       7.36     $       6.08     $       6.95     $       8.50
                                                 ============     ============     ============     ============     ============

TOTAL RETURN+                                            7.47%           21.05%          (12.52)%         (18.24)%         (22.51)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 2.01%            2.02%            2.07%            1.90%            1.81%
Net investment loss                                     (0.26)%          (0.32)%          (0.28)%          (0.64)%          (0.74)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $     27,155     $     32,213     $     33,056     $     50,236     $     89,912
Portfolio turnover rate                                    93%             111%             135%              50%              51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                           FOR THE YEAR ENDED MAY 31,
                                                 ------------------------------------------------------------------------------
                                                     2005            2004            2003             2002             2001
                                                 ------------    ------------    ------------     ------------     ------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period             $       7.81    $       6.39    $       7.23     $       8.76     $      12.77
                                                 ------------    ------------    ------------     ------------     ------------
Income (loss) from investment operations:
  Net investment income++                                0.09            0.05            0.04             0.02             0.05
  Net realized and unrealized gain (loss)                0.58            1.37           (0.88)           (1.55)           (2.66)
                                                 ------------    ------------    ------------     ------------     ------------
Total income (loss) from investment operations           0.67            1.42           (0.84)           (1.53)           (2.61)
                                                 ------------    ------------    ------------     ------------     ------------

Less distributions from net realized gain                  --              --              --               --            (1.40)
                                                 ------------    ------------    ------------     ------------     ------------

Net asset value, end of period                   $       8.48    $       7.81    $       6.39     $       7.23     $       8.76
                                                 ============    ============    ============     ============     ============

TOTAL RETURN+                                            8.58%          22.22%         (11.62)%         (17.47)%         (21.76)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                                 1.01%           1.02%           1.07%            0.93%            0.82%
Net investment income                                    0.74%           0.68%           0.72%            0.33%            0.25%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands          $        891    $        423    $        454     $        926     $      1,986
Portfolio turnover rate                                    93%            111%            135%              50%              51%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF
TRUSTEES OF MORGAN STANLEY GLOBAL ADVANTAGE FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Global Advantage Fund (the "Fund"), including the portfolio of investments, as of May 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2005, by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Global Advantage Fund as of May 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
NEW YORK, NEW YORK
JULY 19, 2005

MORGAN STANLEY GLOBAL ADVANTAGE FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                         TERM OF                                    IN FUND
                                         POSITION(S)   OFFICE AND                                   COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  ---------------------------  -------------  -------------------
Michael Bozic (64)                       Trustee      Since         Private Investor; Director   197            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    or Trustee of the Retail                    business
Counsel to the Independent Trustees                                 Funds (since April 1994)                    organizations.
1177 Avenue of the Americas                                         and the Institutional Funds
New York, NY 10036                                                  (since July 2003); formerly
                                                                    Vice Chairman of Kmart
                                                                    Corporation (December
                                                                    1998-October 2000),
                                                                    Chairman and Chief
                                                                    Executive Officer of Levitz
                                                                    Furniture Corporation
                                                                    (November 1995-November
                                                                    1998) and President and
                                                                    Chief Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991-July 1995);
                                                                    formerly variously
                                                                    Chairman, Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the Sears
                                                                    Merchandise Group of Sears,
                                                                    Roebuck & Co.

Edwin J. Garn (72)                       Trustee      Since         Consultant; Director or      197            Director of
1031 N. Chartwell Court                               January 1993  Trustee of the Retail Funds                 Franklin Covey
Salt Lake City, UT 84103                                            (since January 1993) and                    (time management
                                                                    the Institutional Funds                     systems), BMW Bank
                                                                    (since July 2003); member                   of North America,
                                                                    of the Utah Regional                        Inc. (industrial
                                                                    Advisory Board of Pacific                   loan corporation),
                                                                    Corp.; formerly Managing                    Escrow Bank USA
                                                                    Director of Summit Ventures                 (industrial loan
                                                                    LLC (2000-2004); United                     corporation),
                                                                    States Senator (R-Utah)                     United Space
                                                                    (1974-1992) and Chairman,                   Alliance (joint
                                                                    Senate Banking Committee                    venture between
                                                                    (1980-1986), Mayor of Salt                  Lockheed Martin and
                                                                    Lake City, Utah                             the Boeing Company)
                                                                    (1971-1974), Astronaut,                     and Nuskin Asia
                                                                    Space Shuttle Discovery                     Pacific (multilevel
                                                                    (April 12-19, 1985), and                    marketing); member
                                                                    Vice Chairman, Huntsman                     of the board of
                                                                    Corporation (chemical                       various civic and
                                                                    company).                                   charitable
                                                                                                                organizations.

Wayne E. Hedien (71)                     Trustee      Since         Retired; Director or         197            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail Funds                 Group Inc. (private
Counsel to the Independent Trustees                   1997          (since September 1997) and                  mortgage
1177 Avenue of the Americas                                         the Institutional Funds                     insurance); Trustee
New York, NY 10036                                                  (since July 2003); formerly                 and Vice Chairman
                                                                    associated with the                         of The Field Museum
                                                                    Allstate Companies                          of Natural History;
                                                                    (1966-1994), most recently                  director of various
                                                                    as Chairman of The Allstate                 other business and
                                                                    Corporation (March                          charitable
                                                                    1993-December 1994) and                     organizations.
                                                                    Chairman and Chief
                                                                    Executive Officer of its
                                                                    wholly-owned subsidiary,
                                                                    Allstate Insurance Company
                                                                    (July 1989-December 1994).

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                         TERM OF                                    IN FUND
                                         POSITION(S)   OFFICE AND                                   COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
          INDEPENDENT TRUSTEE             REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  ---------------------------  -------------  -------------------
Dr. Manuel H. Johnson (56)               Trustee      Since         Senior Partner, Johnson      197            Director of NVR,
c/o Johnson Smick Group, Inc.                         July 1991     Smick International, Inc.,                  Inc. (home
888 16th Street, NW                                                 a consulting firm; Chairman                 construction);
Suite 740                                                           of the Audit Committee and                  Director of KFX
Washington, D.C. 20006                                              Director or Trustee of the                  Energy; Director of
                                                                    Retail Funds (since July                    RBS Greenwich
                                                                    1991) and the Institutional                 Capital Holdings
                                                                    Funds (since July 2003);                    (financial holding
                                                                    Co-Chairman and a founder                   company).
                                                                    of the Group of Seven
                                                                    Council (G7C), an
                                                                    international economic
                                                                    commission; formerly Vice
                                                                    Chairman of the Board of
                                                                    Governors of the Federal
                                                                    Reserve System and
                                                                    Assistant Secretary of the
                                                                    U.S. Treasury.

Joseph J. Kearns (62)                    Trustee      Since         President, Kearns &          198            Director of Electro
c/o Kearns & Associates LLC                           July 2003     Associates LLC (investment                  Rent Corporation
PMB754                                                              consulting); Deputy                         (equipment
23852 Pacific Coast Highway                                         Chairman of the Audit                       leasing), The Ford
Malibu, CA 90265                                                    Committee and Director or                   Family Foundation,
                                                                    Trustee of the Retail Funds                 and the UCLA
                                                                    (since July 2003) and the                   Foundation.
                                                                    Institutional Funds (since
                                                                    August 1994); previously
                                                                    Chairman of the Audit
                                                                    Committee of the
                                                                    Institutional Funds
                                                                    (October 2001-July 2003);
                                                                    formerly CFO of the J. Paul
                                                                    Getty Trust.

Michael E. Nugent (69)                   Trustee      Since         General Partner of Triumph   197            Director of various
c/o Triumph Capital, L.P.                             July 1991     Capital, L.P., a private                    business
445 Park Avenue                                                     investment partnership;                     organizations.
New York, NY 10022                                                  Chairman of the Insurance
                                                                    Committee and Director or
                                                                    Trustee of the Retail Funds
                                                                    (since July 1991) and the
                                                                    Institutional Funds (since
                                                                    July 2001); formerly Vice
                                                                    President, Bankers Trust
                                                                    Company and BT Capital
                                                                    Corporation (1984-1988).

Fergus Reid (72)                         Trustee      Since         Chairman of Lumelite         198            Trustee and
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                       Director of certain
85 Charles Colman Blvd.                                             Chairman of the Governance                  investment
Pawling, NY 12564                                                   Committee and Director or                   companies in the
                                                                    Trustee of the Retail Funds                 JPMorgan Funds
                                                                    (since July 2003) and the                   complex managed by
                                                                    Institutional Funds (since                  J.P. Morgan
                                                                    June 1992).                                 Investment
                                                                                                                Management Inc.

INTERESTED TRUSTEES:

                                                                                                   NUMBER OF
                                                                                                   PORTFOLIOS
                                                         TERM OF                                    IN FUND
                                         POSITION(S)   OFFICE AND                                   COMPLEX
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
          INTERESTED TRUSTEE              REGISTRANT  TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***    HELD BY TRUSTEE
---------------------------------------  -----------  ------------  ---------------------------  -------------  -------------------
Charles A. Fiumefreddo (72)              Chairman of  Since         Chairman and Director or     197            None.
c/o Morgan Stanley Trust                 the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,             and Trustee                (since July 1991) and the
Plaza Two,                                                          Institutional Funds (since
Jersey City, NJ 07311                                               July 2003); formerly Chief
                                                                    Executive Officer of the
                                                                    Retail Funds (until
                                                                    September 2002).

James F. Higgins (57)                    Trustee      Since         Director or Trustee of the   197            Director of AXA
c/o Morgan Stanley Trust                              June 2000     Retail Funds (since June                    Financial, Inc. and
Harborside Financial Center,                                        2000) and the Institutional                 The Equitable Life
Plaza Two,                                                          Funds (since July 2003);                    Assurance Society
Jersey City, NJ 07311                                               Senior Advisor of Morgan                    of the United
                                                                    Stanley (since August                       States (financial
                                                                    2000); Director of the                      services).
                                                                    Distributor and Dean Witter
                                                                    Realty Inc.; previously
                                                                    President and Chief
                                                                    Operating Officer of the
                                                                    Private Client Group of
                                                                    Morgan Stanley (May 1999-
                                                                    August 2000), and President
                                                                    and Chief Operating Officer
                                                                    of Individual Securities of
                                                                    Morgan Stanley (February
                                                                    1997-May 1999).

----------
    * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER ") (THE "RETAIL FUNDS").
   ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.
  *** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------   ------------------------------------------------------------
Mitchell M. Merin (51)        President        Since May 1999    President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                      Investment Management Inc.; President, Director and Chief
New York, NY 10020                                               Executive Officer of the Investment Adviser and the
                                                                 Administrator; Chairman and Director of the Distributor;
                                                                 Chairman and Director of the Transfer Agent; Director of
                                                                 various Morgan Stanley subsidiaries; President of the
                                                                 Institutional Funds (since July 2003) and President of the
                                                                 Retail Funds (since May 1999); Trustee (since July 2003) and
                                                                 President (since December 2002) of the Van Kampen Closed-End
                                                                 Funds; Trustee (since May 1999) and President (since October
                                                                 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (66)        Executive Vice   Since             Principal Executive Officer of Funds in the Fund Complex
1221 Avenue of the Americas   President and    April 2003        (since May 2003); Managing Director of Morgan Stanley & Co.
New York, NY 10020            Principal                          Incorporated, Morgan Stanley Investment Management Inc. and
                              Executive                          Morgan Stanley; Managing Director, Chief Administrative
                              Officer                            Officer and Director of the Investment Adviser and the
                                                                 Administrator; Director of the Transfer Agent; Managing
                                                                 Director and Director of the Distributor; Executive Vice
                                                                 President and Principal Executive Officer of the
                                                                 Institutional Funds (since July 2003) and the Retail Funds
                                                                 (since April 2003); Director of Morgan Stanley SICAV (since
                                                                 May 2004); previously, President and Director of the
                                                                 Institutional Funds (March 2001-July 2003) and Chief Global
                                                                 Operations Officer and Managing Director of Morgan Stanley
                                                                 Investment Management Inc.

Joseph J. McAlinden (62)      Vice President   Since July 1995   Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                      Investment Adviser and Morgan Stanley Investment Management
New York, NY 10020                                               Inc.; Chief Investment Officer of the Van Kampen Funds; Vice
                                                                 President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).

Barry Fink (50)               Vice President   Since             General Counsel (since May 2000) and Managing Director
1221 Avenue of the Americas                    February 1997     (since December 2000) of Morgan Stanley Investment
New York, NY 10020                                               Management; Managing Director (since December 2000),
                                                                 Secretary (since February 1997) and Director (since July
                                                                 1998) of the Investment Adviser and the Administrator; Vice
                                                                 President of the Retail Funds; Assistant Secretary of Morgan
                                                                 Stanley DW; Vice President of the Institutional Funds (since
                                                                 July 2003); Managing Director, Secretary and Director of the
                                                                 Distributor; previously Secretary (February 1997-July 2003)
                                                                 and General Counsel (February 1997-April 2004) of the Retail
                                                                 Funds; Vice President and Assistant General Counsel of the
                                                                 Investment Adviser and the Administrator (February 1997-
                                                                 December 2001).

Amy R. Doberman (43)          Vice President   Since July 2004   Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                                      Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                               Management Inc. and the Investment Adviser, Vice President
                                                                 of the Institutional and Retail Funds (since July 2004);
                                                                 Vice President of the Van Kampen Funds (since August 2004);
                                                                 previously, Managing Director and General Counsel -
                                                                 Americas, UBS Global Asset Management (July 2000 - July
                                                                 2004) and General Counsel, Aeltus Investment Management,
                                                                 Inc. (January 1997 - July 2000).

Carsten Otto (41)             Chief            Since October     Executive Director and U.S. Director of Compliance for
1221 Avenue of the Americas   Compliance       2004              Morgan Stanley Investment Management (since October 2004);
New York, NY 10020            Officer                            Executive Director of the Investment Adviser and Morgan
                                                                 Stanley Investment Management Inc.; formerly Assistant
                                                                 Secretary and Assistant General Counsel of the Morgan
                                                                 Stanley Retail Funds.

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
      EXECUTIVE OFFICER          REGISTRANT      TIME SERVED*           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
----------------------------  ---------------  ---------------   ------------------------------------------------------------
Stefanie V. Chang (38)        Vice President   Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                      Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                               Adviser; Vice President of the Institutional Funds (since
                                                                 December 1997) and the Retail Funds (since July 2003);
                                                                 formerly practiced law with the New York law firm of Rogers
                                                                 & Wells (now Clifford Chance US LLP).

Francis J. Smith (39)         Treasurer and    Treasurer since   Executive Director of the Investment Adviser and the
c/o Morgan Stanley Trust      Chief Financial  July 2003 and     Administration (since December 2001); previously, Vice
Harborside Financial Center,  Officer          Chief Financial   President of the Retail Funds (September 2002-July 2003);
Plaza Two,                                     Officer since     Vice President of the Investment Adviser and the
Jersey City, NJ 07311                          September 2002    Administrator (August 2000-November 2001) and Senior Manager
                                                                 at PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (59)         Vice President   Since July 2003   Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                         Treasurer of the Investment Adviser, the Distributor and the
Harborside Financial Center,                                     Administrator; previously Treasurer of the Retail Funds
Plaza Two,                                                       (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ 07311                                            Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38)           Secretary        Since July 2003   Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                      Morgan Stanley Investment Management Inc. and the Investment
New York, NY 10020                                               Adviser; Secretary of the Institutional Funds (since June
                                                                 1999) and the Retail Funds (since July 2003); formerly
                                                                 practiced law with the New York law firms of McDermott, Will
                                                                 & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

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

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

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

36021RPT-RA05-00571P-Y05/05

[MORGAN STANLEY LOGO]

                                                     [MORGAN STANLEY FUNDS LOGO]

                                                                  MORGAN STANLEY
                                                           GLOBAL ADVANTAGE FUND

                                                                   ANNUAL REPORT
                                                                    MAY 31, 2005

[MORGAN STANLEY LOGO]
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Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

          2005

                                               REGISTRANT       COVERED ENTITIES(1)
             AUDIT FEES                        $  34,504                N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES           $     540(2)     $ 3,215,745(2)
                  TAX FEES                     $   4,850(3)     $    24,000(4)
                  ALL OTHER FEES               $       -        $         -
             TOTAL NON-AUDIT FEES              $   5,390        $ 3,239,745

             TOTAL                             $  39,894        $ 3,239,745

          2004

                                               REGISTRANT       COVERED ENTITIES(1)
             AUDIT FEES                        $  33,230                N/A

             NON-AUDIT FEES
                  AUDIT-RELATED FEES           $     452(2)     $ 3,364,576(2)
                  TAX FEES                     $   4,384(3)     $   652,431(4)
                  ALL OTHER FEES               $       -        $         -(5)
             TOTAL NON-AUDIT FEES              $   4,836        $ 4,017,007

             TOTAL                             $  38,066        $ 4,017,007

            N/A- Not applicable, as not required by Item 4.

            (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

            (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

            (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

            (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

            (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                     AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1.   STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2.   DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3.   AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4.   AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5.   TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6.   ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8.   PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9.   ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10.  COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2005